Investments in associates and joint arrangements (Tables)	12 Months Ended
Mar. 31, 2019
Investments in associates and joint arrangements
Schedule of joint operations

		Country of
		incorporation or	Percentage[1]
Name of joint operation	Principal activity	registration	shareholdings
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2019 rounded to the nearest tenth of one percent.

Schedule of joint ventures and associates

	2019	2018
	€m	€m
Investment in joint ventures	3,399	2,097
Investment in associates	553	441
31 March	3,952	2,538

Schedule of joint ventures

		Country of
		incorporation or	Percentage[1]
Name of joint venture	Principal activity	registration	shareholdings
Vodafone Idea Limited[2,3]	Network operator	India	45.2
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0
Indus Towers Limited	Network infrastructure	India	42.0
Vodafone Hutchison Australia Pty Limited	Network operator	Australia	50.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2019 rounded to the nearest tenth of one percent.
2	At 31 March 2019 the fair value of Vodafone Idea Limited was INR 123 billion (€1,580 million) based on the quoted share price on the National Stock Exchange of India
3	Vodafone Idea was formed on 31 August 2018 following the combination of Vodafone India Ltd with Idea Cellular Limited.

Schedule of aggregated financial information for group's joint ventures

				(Loss)/profit from			Other comprehensive			Total comprehensive
	Investment in joint ventures			continuing operations			income			(expense)/income
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Vodafone Idea Limited	1,392	—	—	(903)	—	—	(1)	—	—	(904)	—	—
VodafoneZiggo Group Holding B.V.	1,842	2,119	2,736	(239)	(398)	(160)	4	1	2	(235)	(397)	(158)
Indus Towers Limited	601	893	1,032	55	135	98	—	—	—	55	135	98
Vodafone Hutchison Australia Pty Limited	(484)	(979)	(1,156)	(23)	32	(59)	—	—	—	(23)	32	(59)
Other	48	64	77	(14)	(15)	(14)	—	—	—	(14)	(15)	(14)
Total	3,399	2,097	2,689	(1,124)	(246)	(135)	3	1	2	(1,121)	(245)	(133)

Schedule of financial information of each of Group's material equity accounted joint ventures

	Vodafone Idea	VodafoneZiggo Group						Vodafone Hutchison
	Limited	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2019	2019	2018	2017	2019	2018	2017	2019	2018	2017
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Income statement
Revenue	3,379	3,868	3,972	1,014	2,227	2,477	2,379	2,290	2,518	2,287
Operating expenses	(2,999)	(2,169)	(2,285)	(581)	(1,438)	(1,478)	(1,402)	(1,634)	(1,745)	(1,694)
Depreciation and amortisation	(1,364)	(2,012)	(2,232)	(764)	(305)	(303)	(407)	(494)	(483)	(473)
Other expense	(253)	—	—	—	—	—	—	—	—	—
Operating (loss)/profit	(1,237)	(313)	(545)	(331)	484	696	570	162	290	120
Interest Income	56	—	6	23	11	16	22	3	3	3
Interest expense	(817)	(602)	(543)	(117)	(79)	(74)	(91)	(240)	(230)	(240)
(Loss)/profit before tax	(1,998)	(915)	(1,082)	(425)	416	638	501	(75)	63	(117)
Income tax	1	437	287	105	(238)	(316)	(267)	—	1	—
(Loss)/profit from continuing operations	(1,997)	(478)	(795)	(320)	178	322	234	(75)	64	(117)

	Vodafone Idea	VodafoneZiggo Group					Vodafone Hutchison
	Limited	Holding B.V.			Indus Towers Limited		Australia Pty Limited
	2019	2019	2018		2019	2018	2019	2018
	€m1	€m	€m		€m	€m	€m	€m
Statement of financial position
Non-current assets	22,577	17,665	18,721		1,511	1,598	2,971	3,241
Current Assets	3,814	875	773		749	520	334	194
Total Assets	26,391	18,540	19,494		2,260	2,118	3,305	3,435
Equity shareholders’ funds	3,696	3,684	4,238		699	828	(2,144)	(2,168)
Non-current Liabilities	15,137	12,489	13,303		465	476	4,590	4,478
Current Liabilities	7,558	2,367	1,953		1,096	814	859	1,125
Cash and cash equivalents within current assets	138	288	355		42	15	243	104
Non-current liabilities excluding trade and other payables and provisions	(13,828)	(12,009)	(12,510)		(133)	(136)	(4,580)	(4,453)
Current liabilities excluding trade and other payables and provisions	(4,289)	(1,272)	(822)	[2]	(590)	(396)	(203)	(464)

Note:

1	Includes certain amounts subject to an indemnification mechanism agreed as part of the formation of Vodafone Idea. See note 28 “Contingent liabilities and legal proceedings for more detail.
2	Certain liabilities have been reclassified from trade and other payables to short-term borrowings.

The Group has provided expanded financial information in respect of Vodafone Idea Limited and VodafoneZiggo Group Holding B.V for the year ended 31 March 2019.

	Vodafone Idea	VodafoneZiggo Group
	Limited	Holding B.V.
	2019	2019	2018	2017
	€m	€m	€m	€m
Statement of financial position
Goodwill	82	7,373	7,373
Other intangible assets	14,503	5,357	6,492
Property, plant and equipment	6,571	4,709	4,803
Investment in associates and joint ventures	734	—	—
Deferred tax assets	—	—	—
Trade and other receivables	687	226	53
Non-current assets	22,577	17,665	18,721
Taxation recoverable	1,443	—	—
Trade and other receivables	1,366	544	368
Other Investments	866	—	—
Cash and cash equivalents	138	288	355
Other	1	43	50
Current Assets	3,814	875	773
Total Assets	26,391	18,540	19,494

Equity shareholders’ funds	3,696	3,684	4,238

Long-term borrowings	13,797	11,365	11,424
Deferred tax liabilities	—	644	1,086
Trade and other payables	198	463	762
Provisions	1,111	17	31
Other	31	—	—
Non-current Liabilities	15,137	12,489	13,303
Short-term borrowings	4,289	1,272	822
Provisions	521	28	28
Trade and other payables	2,748	1,067	1,103
Current Liabilities	7,558	2,367	1,953
Total equity and liabilities	26,391	18,540	19,494

Statement of cash flows
Cash flows from operating activities	378	1,561	1,638	691
Cash flows from investing activities	(637)	(199)	(367)	(183)
Cash flows from financing activities	(342)	(1,429)	(1,189)	(3,293)
Net cash(outflow)/inflow	(601)	(67)	82	(2,785)
Cash and cash equivalents at beginning of the financial year	—	355	273	—
Cash and cash equivalents on formation	716	—	—	3,042
Exchange gain	12	—	—	16
Cash and cash equivalents at the end of the financial year	127	288	355	273

Reconciliation of summarised financial information present to the carrying amount of our interest in joint ventures

	Vodafone Idea	VodafoneZiggo Group						Vodafone Hutchison
	Limited	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2019	2019	2018	2017	2019	2018	2017	2019	2018	2017
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds	3,696	3,684	4,238	—	699	828	—	(2,144)	(2,168)	—
Interest in joint ventures[1]	1,671	1,842	2,119	—	294	348	—	(1,072)	(1,084)	—
Impairment	(279)	—	—	—	—	—	—	—	—	—
Goodwill	—	—	—	—	564	545	—	106	105	—
Investment proportion not recognised as it is held for sale	—	—	—	—	(257)	—	—	482	—	—
Carrying value	1,392	1,842	2,119	—	601	893	—	(484)	(979)	—

(Loss)/profit from continuing operations	(1,997)	(478)	(795)	(320)	178	322	234	(75)	64	(117)
Share of (loss)/profit[1]	(903)	(239)	(398)	(160)	75	135	98	(38)	32	(59)
(Loss)/profit proportion not recognised as it is held for sale	—	—	—	—	(20)	—	—	15	—	—
Share of (loss)/profit	(903)	(239)	(398)	(160)	55	135	98	(23)	32	(59)

Note:

1The Group’s effective ownership percentage of Vodafone Idea Limited, VodafoneZiggo Group Holding B.V., Indus Towers Limited and Vodafone Hutchinson Australia Pty Limites are 45.2%,  50%,42% and 50%, respectively, rounded to the nearest tenth of one percent.

Schedule of associates

		Country of
		incorporation or	Percentage[1]
Name of associate	Principal activity	registration	shareholdings
Safaricom Limited[2,3]	Network operator	Kenya	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2019 rounded to the nearest tenth of one percent.
2	The Group also holds two non-voting shares.
3	At 31 March 2019 the fair value of Safaricom Limited was KES 441 billion (€3,898 million) based on the closing quoted share price on the Nairobi Stock Exchange.

Schedule of aggregated financial information for group's associates

	Investment in		Profit from		Other comprehensive		Total comprehensive
	associates		continuing operations		expense		income

	2019	2018	2019	2018	2019	2018	2019	2018
	€m	€m	€m	€m	€m	€m	€m	€m
Total	553	441	216	187	—	—	216	187